Notice: The filing previously filed under this CIK number (ACCESSION NUMBER:
0000867579-02-000167) was filed in error.

COMPANY:       SAFECO DEFERRED VARIABLE ANNUITY ACCOUNT
FORM TYPE:     497J                 NUMBER OF DOCUMENTS: 1
RECEIVED DATE: 02-May-2002 13:10    ACCEPTED DATE:       02-May-2002 13:10
FILING DATE:   02-May-2002 13:10